OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Sep. 30, 2014
Payables and Accruals [Abstract]
Schedule Of Other Payables and Accruals [Table Text Block]
Other payables and accruals consisted of the following:

	As of September 30, 2014	As of September 30, 2013
	US$(’000)	US$(’000)
Accrued employee benefits	$63	$-
Other payables	108	111
Total	$171	$111